Equity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 08, 2019	Nov. 16, 2018	May 09, 2018	May 08, 2018	Nov. 08, 2017	Nov. 07, 2017	Oct. 04, 2017
Class of Stock Disclosures [Abstract]
Common stock, voting rights							The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including election of the Board. Our charter does not provide for cumulative voting in the election of directors.
Share price										$ 11.10	$ 11.05	$ 11.05	$ 11.00	$ 11.00	$ 10.20	$ 10.20
Share repurchases, shares							(4.9)
SRP, outstanding requests							2.4
Class of Stock [Line Items]
Stock-based awards vested in period, fair value					$ 2,200		$ 15,400
OP units outstanding, shares	42.7		44.5	44.5	42.7		44.5	44.5
Vesting of Class B units, expense							$ 0	$ 24,037	$ 0
Issuance of partnership units for asset management services	$ 0				$ 0			27,647
Distributions to noncontrolling interests	$ (7,061)	$ (7,308)			$ (14,228)	$ (14,097)	$ (28,700)	(9,125)	(1,882)
Payments to noncontrolling interests								$ 9,600
OP units repurchased								0.4
Payments for OP units repurchased								$ 4,179
Payments for repurchase of unvested Class B units, and termination of special limited partnership interest and fee-sharing arrangements								5,400
Subsidiaries
Class of Stock [Line Items]
Business combination, post-transaction acquiree ownership percentage	25.00%				25.00%		25.00%
Noncontrolling Interest
Class of Stock [Line Items]
Issuance of partnership units for asset management services								27,647
Distributions to noncontrolling interests	$ (7,061)	$ (7,308)			$ (14,228)	$ (14,097)		(9,125)	$ (1,882)
Payments for OP units repurchased								$ 4,179
Phillips Edison Limited Partnership
Class of Stock [Line Items]
OP units issued, shares			39.4	39.4
Business combination, post-transaction acquiree ownership percentage																19.40%